Transactions with Related Parties, Former Parent Company (Details) - USD ($)				12 Months Ended
	Oct. 16, 2023	Aug. 07, 2023	Mar. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 02, 2023
Transactions with Related Parties [Abstract]
Preferred stock, par value (in dollars per share)				$ 0.001	$ 0.001		$ 0.001
Payments related to Spin-Off				$ 2,694,646	$ 0	$ 0
Due from related parties, current				3,923,315	558,327
Dividend income from related party				1,020,833	0	$ 0
Investment in related party				$ 50,541,667	$ 0
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred stock, issued (in shares)			140,000
Preferred stock, dividend rate			1.00%	1.00%
Preferred shares, stated amount (in dollars per share)			$ 1,000	$ 1,000
Preferred stock, par value (in dollars per share)			0.001
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Preferred stock, dividend rate				20.00%
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Conversion price (in dollars per share)			$ 2.5
Castor [Member]
Transactions with Related Parties [Abstract]
Investment in related party				$ 50,541,667
Related Party [Member] | Castor [Member]
Transactions with Related Parties [Abstract]
Payments related to Spin-Off				2,694,646
Due from related parties, current				0
Related Party [Member] | Castor [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred stock, issued (in shares)			140,000
Accrued dividends payable				315,000
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Preferred stock, dividend rate		5.00%
Preferred stock, par value (in dollars per share)		$ 0.001
Number of shares to be purchased (in shares)		50,000
Purchase price (in dollars per share)		$ 1,000
Total investment		$ 50,000,000
Dividend income from related party	$ 500,000
Dividend rate multiplier		1.3
Conversion price (in dollars per share)		$ 0.7
Period used to determine weighted average price for conversion		5 days
Accrued dividends				$ 541,667
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Preferred stock, dividend rate		20.00%
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Conversion price (in dollars per share)		$ 0.3